LOANS AND ADVANCES TO CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Securities In Issue [Line Items]
Loans and advances to customers	£ 244,171	£ 205,966
Residual value and voluntary termination provisions on finance leases	(39)	(27)
Cost
Debt Securities In Issue [Line Items]
Loans and advances to customers	245,014	206,723
Accumulated impairment
Debt Securities In Issue [Line Items]
Loans and advances to customers	£ (804)	£ (730)